Other Liabilities, Provisions, Contingencies and Commitments - Changes in Balance of Provisions Recorded (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of financial liabilities [line items]
Balance at beginning of the period			$ 4,685
Balance at end of the period	$ 256		4,323	$ 4,685
Indirect taxes
Disclosure of financial liabilities [line items]
Balance at beginning of the period			1,976	2,845	$ 3,153
Penalties and other charges (see Note 20)			56	109	77
New contingencies (see Note 20)			475	249	314
Cancellation and expiration (see Note 20)			(9)	(738)	(77)
Payments			(587)	(473)	(237)
Effects of changes in foreign exchange rates			(110)	(16)	(385)
Balance at end of the period			1,649	1,976	2,845
Indirect taxes | Discontinued operations
Disclosure of financial liabilities [line items]
Discontinuing operations			(152)	0	0
Labor
Disclosure of financial liabilities [line items]
Balance at beginning of the period			1,703	1,807	1,857
Penalties and other charges (see Note 20)			64	81	309
New contingencies (see Note 20)			868	571	526
Contingencies added in the business combination			0	67	0
Cancellation and expiration (see Note 20)			(525)	(443)	(445)
Payments			(308)	(320)	(360)
Effects of changes in foreign exchange rates			(155)	(60)	(80)
Balance at end of the period			1,570	1,703	1,807
Labor | Discontinued operations
Disclosure of financial liabilities [line items]
Discontinuing operations			(77)	0	0
Legal
Disclosure of financial liabilities [line items]
Balance at beginning of the period			1,006	937	1,293
Penalties and other charges (see Note 20)			50	63	68
New contingencies (see Note 20)			423	141	35
Contingencies added in the business combination			0	158	0
Cancellation and expiration (see Note 20)			(122)	(146)	(364)
Payments			(68)	(110)	(97)
Effects of changes in foreign exchange rates			(84)	(37)	2
Balance at end of the period			1,104	1,006	937
Legal | Discontinued operations
Disclosure of financial liabilities [line items]
Discontinuing operations			$ (101)	$ 0	$ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3